Condensed Balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 118,167	$ 150,414	$ 171,520	$ 92,239
Short-term investments	26,841	8,592
Prepayments and other current assets	9,226	9,695
Amounts due from a related party		1,595
Total current assets	194,597	261,552
Non-current assets:
Total assets	801,161	580,371
Current liabilities:
Short-term loans	270,670	255,570
Accrued expenses and other liabilities	89,306	52,490
Dividend payable		51,969
Total liabilities	613,652	488,388
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	69,637	49,838
Accumulated other comprehensive income	23,974	21,853
Retained earnings	82,952	10,185
Total shareholders' equity	186,879	91,908
Total liabilities and shareholders' equity	801,161	580,371
Common Class A
Shareholders' equity:
Ordinary Shares, Value	7,192	6,908
Common Class B
Shareholders' equity:
Ordinary Shares, Value	3,124	3,124
Parent Company
Current assets:
Cash and cash equivalents	10,416	46,092	632	112
Short-term investments	1,386	657
Prepayments and other current assets	2,719	1,898
Amounts due from a related party		1,595
Total current assets	14,521	50,242
Non-current assets:
Investment in subsidiaries, PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	482,428	320,710
Total assets	496,949	370,952
Current liabilities:
Short-term loans		29,400
Accrued expenses and other liabilities	17	19
Dividend payable		51,969
Amounts due to subsidiaries and PRC Domestic Entities	310,053	197,656
Total liabilities	310,070	279,044
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	69,637	49,838
Accumulated other comprehensive income	23,974	21,853
Retained earnings	82,952	10,185
Total shareholders' equity	186,879	91,908
Total liabilities and shareholders' equity	496,949	370,952
Parent Company | Common Class A
Shareholders' equity:
Ordinary Shares, Value	7,192	6,908
Parent Company | Common Class B
Shareholders' equity:
Ordinary Shares, Value	$ 3,124	$ 3,124